RECLAMATION BONDS - Disclosure of detailed information about reclamation bonds (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	$ 1,060	$ 456
U.S.A. [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	1,028	448
Sweden [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Reclamation bonds	$ 32	$ 8